SUBSEQUENT EVENT (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	9 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Mar. 18, 2014	Mar. 18, 2014
Business Acquisition [Line Items]
Cash paid for acquisition, net of cash acquired		$ (1,445)	$ 0
Shares issued in business combination		557,621
Town Square Financial [Member]
Business Acquisition [Line Items]
Percentage of shares to be converted						55.00%	55.00%
Number of shares called by each share						2.3289	2.3289
Percentage of shares to be exchanged for cash						45.00%	45.00%
Price per share						$ 33.86	$ 33.86
Transaction related costs	283					545	545
Cash paid for acquisition, net of cash acquired							6,600
Shares issued in business combination						557,621	435,398
Share price						$ 14.0684	$ 14.0684
Total assets						154,100	154,100
Accrued interest receivable						124,700	124,700
Total deposits						$ 116,800	$ 116,800